Fair Value Measurements - Schedule of Financial Instruments (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	$ 244
Total financial assets	440,636	$ 31,061
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	61
Total financial liabilities	61	11,567
Fair Value, Inputs, Level 1
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	0
Total financial assets	355,260	17,052
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 2
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	244
Total financial assets	85,376	14,009
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	61
Total financial liabilities	61	0
Fair Value, Inputs, Level 3
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	0
Total financial assets	0	0
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	0
Total financial liabilities	0	11,567
Convertible preferred share tranche rights included in accrued expenses and other current liabilities
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		2,478
Convertible preferred share tranche rights included in accrued expenses and other current liabilities | Fair Value, Inputs, Level 1
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		0
Convertible preferred share tranche rights included in accrued expenses and other current liabilities | Fair Value, Inputs, Level 2
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		0
Convertible preferred share tranche rights included in accrued expenses and other current liabilities | Fair Value, Inputs, Level 3
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		2,478
Convertible preferred share warrant liabilities included in other liabilities, noncurrent
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		9,089
Convertible preferred share warrant liabilities included in other liabilities, noncurrent | Fair Value, Inputs, Level 1
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		0
Convertible preferred share warrant liabilities included in other liabilities, noncurrent | Fair Value, Inputs, Level 2
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		0
Convertible preferred share warrant liabilities included in other liabilities, noncurrent | Fair Value, Inputs, Level 3
Financial Liabilities:
Convertible preferred share tranche rights and warrant liabilities		9,089
Bank deposits included in cash and cash equivalents
Financial Assets:
Cash and cash equivalents	355,260	17,052
Bank deposits included in cash and cash equivalents | Fair Value, Inputs, Level 1
Financial Assets:
Cash and cash equivalents	355,260	17,052
Bank deposits included in cash and cash equivalents | Fair Value, Inputs, Level 2
Financial Assets:
Cash and cash equivalents	0	0
Bank deposits included in cash and cash equivalents | Fair Value, Inputs, Level 3
Financial Assets:
Cash and cash equivalents	0	0
Short-term deposits
Financial Assets:
Cash and cash equivalents	85,132	14,009
Short-term deposits | Fair Value, Inputs, Level 1
Financial Assets:
Cash and cash equivalents	0	0
Short-term deposits | Fair Value, Inputs, Level 2
Financial Assets:
Cash and cash equivalents	85,132	14,009
Short-term deposits | Fair Value, Inputs, Level 3
Financial Assets:
Cash and cash equivalents	$ 0	$ 0